Financial instruments - fair values and risk management - Sensitivity analysis (Details) - Currency risk - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Strengthening of USD by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (1,393,000)	$ (3,938,000)
Weakening of USD by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 1,393,000	$ 3,938,000
Euro
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(713,000)	(3,642,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	713,000	3,642,000
Russian Ruble
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(699,000)	(296,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	699,000	$ 296,000
Armenian Dram
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	19,000
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ (19,000)